Risks (Details)	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 HKD ($)	Mar. 31, 2025 USD ($)
Risk [Line Items]
Loss of accounts receivable and contract assets	$ 10,174			$ 197,165
Percentage of interest rate risk	1.00%
Percentage of interest rate on bank balance	1.00%
Post tax loss/profit	$ 114,769	$ 20,893
Credit Risk [Member]
Risk [Line Items]
Loss of accounts receivable and contract assets	135,615
Insured cash balance in bank	102,564		$ 800,000
Director [Member] | Credit Risk [Member]
Risk [Line Items]
Loss allowance for other current assets	$ 166			$ 166